                       SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.        4           (333-139763)
                                         ---------        ----------      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             60      (File No. 811-07195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN                55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-2237

 Elisabeth A. Dahl, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485
[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No.4 is to supplement prospectuses for RiverSource Endeavor Select Variable Annuity and RiverSource Innovations Select Variable Annuity.

The supplements filed electronically herewith are not intended to supersede prospectuses and Statement of Additional Information filed with Post-Effective Amendment No.3 to Registration Statement No. 333-139763, filed on or about April 24, 2008.

The prospectuses for RiverSource Endeavor Select Variable Annuity and RiverSource Innovations Select Variable Annuity filed electronically with Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about April 24, 2008 are incorporated by reference into Part A of Post-Effective Amendment No. 4 to this Registration Statement. The Combined Statement of Additional Information and Financial Statements filed electronically with Post-Effective Amendment No. 2 to Registration Statement No. 333-139762 on or about April 24, 2008 are incorporated by reference into Part B of Post-Effective Amendment No. 4 to this Registration Statement.

Part A.

The prospectuses for RiverSource Endeavor Select Variable Annuity and RiverSource Innovations Select Variable Annuity filed electronically with Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about April 24, 2008 are incorporated by reference into Part A of Post-Effective Amendment No. 4 to this Registration Statement.

                    PROSPECTUS SUPPLEMENT DATED MAY 1, 2008*

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY           45307 H (5/08)
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY          45304 H (5/08)
 RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY        45301 H (5/08)
 RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY            45300 H (5/08)

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

For contracts purchased on or after June 1, 2008, the following changes apply:

The following changes are made under "Expense Summary -- Other Annual
Expenses -- Optional Living Benefits -- Currently Offered Under Contract Option L":

SecureSource -- Single life rider fee   Maximum: 1.50%   Current: 0.75%
SecureSource -- Joint life rider fee    Maximum: 1.75%   Current: 0.95%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

The following changes are made under "Charges -- Optional Living
Benefits -- Currently Offered Under Contract Option L -- SecureSource Rider
Fee":

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for the optional feature only if you select it as follows:

- SecureSource -- Single Life Rider 0.75%

- SecureSource -- Joint Life Rider 0.95%

The following changes are made under "Optional Benefits -- Optional Living Benefits -- Currently offered Under Contract Option L -- SecureSource Riders"

The key term "Waiting period" is changed as follows:

WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period.

The following is added immediately above "ALP Excess Withdrawal Processing":

20% RIDER CREDIT

If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your Annual Lifetime Payment ("ALP"). This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP.

The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups and purchase payment credits may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

ENHANCED LIFETIME BASE

The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------

45307-11A (5/08)

* Destroy: May 1, 2009.

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.

INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE

As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

45307-11A (5/08)

                    PROSPECTUS SUPPLEMENT DATED MAY 1, 2008*

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY         273416 J (5/08)
 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY             273417 J (5/08)

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

For contracts purchased on or after June 1, 2008, the following changes apply:

The following changes are made under "Expense Summary -- Other Annual
Expenses -- Optional Living Benefits -- Currently Offered Under Contract Option L":

SecureSource -- Single life rider fee   Maximum: 1.50%    Current: 0.75%
SecureSource -- Joint life rider fee    Maximum: 1.75%    Current: 0.95%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

The following changes are made under "Charges -- Optional Living
Benefits -- Currently Offered Under Contract Option L -- SecureSource Rider
Fee":

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for the optional feature only if you select it as follows:

- SecureSource -- Single Life Rider 0.75%

- SecureSource -- Joint Life Rider 0.95%

The following changes are made under "Optional Benefits -- Optional Living Benefits -- Currently offered Under Contract Option L -- SecureSource Riders"

The key term "Waiting period" is changed as follows:

WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period.

The following is added immediately above "ALP Excess Withdrawal Processing":

20% RIDER CREDIT

If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your Annual Lifetime Payment ("ALP"). This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP.

The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups and purchase payment credits may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

ENHANCED LIFETIME BASE

The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273416-11A (5/08)

* Destroy: May 1, 2009.

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.

INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE
As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

273416-11A (5/08)

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated by reference.

Part C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:
          RiverSource Variable Annuity Account
          Report of Independent Registered Public Accounting Firm dated April 24, 2008
          Statements of Assets and Liabilities for the year ended Dec. 31,
          2007
          Statements of Operations for the year ended Dec. 31, 2007 Statements of Changes in Net Assets for the two years ended Dec.
          31, 2007
          Notes to Financial Statements

          RiverSource Life Insurance Company
          Report of Independent Registered Public Accounting Firm dated April 24, 2008
          Consolidated Statements of Assets and Liabilities the two years ended Dec. 31, 2007
          Consolidated Statements of Operations for the three years ended Dec. 31, 2007
          Consolidated Statements of Changes in Net Assets for the three years ended Dec. 31, 2007
          Notes to Consolidated Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post- Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12      Resolution of the Board of Directors of American Enterprise Life

          Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable
          Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to American Enterprise Variable Annuity Account Post-Effective Amendment No. 7 to the Registration Statement No.333-92297 is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to American Enterprise Variable Annuity Account Post-Effective Amendment No. 3 to Registration Statement No. 333-73958 filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003, filed electronically as Exhibit 1.18 to Registrant's Post- Effective Amendment No. 15 to the Registration Statement No. 333- 92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant's

          Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

2.        Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan 2, 2007, is incorporated by reference.

3.2       Not applicable.

4.1 Form of Deferred Annuity Contract (form 240343) filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.1(a) Form of Deferred Annuity Contract Data Pages (form 240343) filed electronically as Exhibit 4.1(a) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.2       Form of Deferred Annuity Contract (form 272646) filed as Exhibit
          4.2 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297, filed on or about Oct. 30, 2003 is incorporated by reference.

4.3 Form of Performance Credit Rider (form 240349) filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb 11, 2000, is incorporated by reference.

4.4 Form of Maximum Anniversary Value Death Benefit Rider (form 240346) filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (form 240350) filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6       Form of Roth IRA Endorsement (form 43094) filed electronically as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of SEP-IRA (form 43433) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) Filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.9 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186) filed electronically as Exhibit 4.2 to the American Express Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.11 Form of Enhanced Death Benefit Rider (form 44213) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about November 4, 1999, is incorporated by reference.

4.12 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.13      Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.14 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.15 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.16 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.17 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.18 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement
          No. 333- 74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.20 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base and 5% Accumulation Benefit
          Base)(form 272874) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.21 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit 4.17 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is corporated by reference.

4.22 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed electronically as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.23 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.24      Form of Annuity Endorsement (form 273566) filed electronically as
          Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.25      Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider

          (Guarantor Withdrawal Benefit for Life (SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28,
          2006, is incorporated by reference.

4.26 Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed electronically as Exhibit 4.26 to Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about Aug. 25, 2006 is incorporated by reference.

4.27 Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed electronically as Exhibit 4.27 to Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about Aug. 25, 2006 is incorporated by reference.

4.28 Form of Contract Data Pages (form 240343-EDP) filed as Exhibit 4.28 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

4.29      Form of Annuity Contract - RVSL (form 273954) filed electronically as
          Exhibit 4.37 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.


4.30      Form of Annuity Contract - AEL (form 273954) filed electronically as
          Exhibit 4.38 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.31      Form of Contract Data Pages - RVSL (form 273954DPINN) filed as
          Exhibit 4.31 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32 Form of Contract Data Pages - AEL (form 273954DPINN) filed as Exhibit 4.32 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33      Form of TSA Endorsement - RVSL (form 272865) filed electronically as
          Exhibit 4.30 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.34      Form of TSA Endorsement- AEL (form 272865) filed electronically as
          Exhibit 4.31 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.35 Form of 401 Plan Endorsement - RVSL (form 272866) filed electronically as Exhibit 4.32 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.36 Form of 401 Plan Endorsement - AEL (form 272866) filed electronically as Exhibit 4.33 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.37      Form of Unisex Endorsement (form 272867) filed electronically as
          Exhibit 4.34 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.38 Form of Pre-election endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.


4.39      Form of MAV GMIB Rider - RVSL (form 273961) filed electronically as
          Exhibit 4.40 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.40      Form of MAV GMIB Rider - AEL (form 273961) filed electronically as
          Exhibit 4.41 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.41      Form of 5% GMIB Rider - RVSL (form 273962) filed electronically as
          Exhibit 4.42 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.42      Form of 5% GMIB Rider - AEL (form 273962) filed electronically as
          Exhibit 4.43 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.43 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed electronically as Exhibit 4.44 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.44 Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed electronically as Exhibit 4.45 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.45 Form of Unisex Endorsement - RVSL (form 273964) filed electronically as Exhibit 4.46 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.46      Form of Unisex Endorsement - AEL (form 273964) filed electronically as
          Exhibit 4.47 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.


4.47 Form of 5% Death Benefit Rider - RVSL (form 273965) filed electronically as Exhibit 4.48 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.48 Form of 5% Death Benefit Rider - AEL (form 273965) filed electronically as Exhibit 4.49 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.49 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed electronically as Exhibit 4.50 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.50 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed electronically as Exhibit 4.51 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.51 Form of Guaranteed Minimum Withdrawal Benefit Rider Single Life (form 273959-sg) filed electronically as Exhibit 4.51 to RiverSource Variable Annuity Account Post-Effective Amendment No. 1 to Registration Statement No. 333-139763 on or about February 23, 2007, is incorporated by reference.

4.52 Form of Guaranteed Mimimum Withdrawal Benefit Rider Joint Life (form 273959-jt) filed electronically as Exhibit 4.52 to RiverSource Variable Annuity Account Post-Effective Amendment No. 1 to Registration Statement No. 333-139763 on or about February 23, 2007, is incorporated by reference.

5.        Not applicable.

5.1       Not applicable.

5.2 Form of Variable Annuity Application - New Solutions (form 240344) filed electronically as Exhibit 5.2 to RiverSource Variable Annuity Account Post-Effective Amendment No. 1 to Registration Statement No. 333-139763 on or about February 23, 2007, is incorporated by reference.

5.3 Form of Variable Annuity Application - Innovations (form 240195) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

5.4 Form of Variable Annuity Application - EG New Solutions (form 240196) filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

5.5 Form of Variable Annuity Application - New Solutions (form 270238) filed as Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

5.6 Form of Variable Annuity Application - EG New Solutions (form 271847) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

5.7 Form of Variable Annuity Application - Innovations (form 271848) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

5.8 Form of Variable Annuity Application - EG Essential (form 271852) filed as Exhibit 5.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.


5.9 Form of Variable Annuity Application - Innovations Classic (form 272226) filed as Exhibit 5.9 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

5.10 Form of Variable Annuity Application - Innovations (form 272648) filed as Exhibit 5.10 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.11 Form of Variable Annuity Application - EG New Solutions (form 272649) filed as Exhibit 5.11 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.12 Form of Variable Annuity Application - EG Essential (form 272650) filed as Exhibit 5.12 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.13 Form of Variable Annuity Application - Innovations Classic (form 272651) filed as Exhibit 5.13 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.14 Form of Variable Annuity Application - WF Advantage Select et al (form 272880) filed as Exhibit 5.14 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.15 Form of Variable Annuity Application - Innovations Select (form 272885) filed as Exhibit 5.15 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.16 Form of Variable Annuity Application - EG New Solutions Select (form 272886) filed as Exhibit 5.16 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.17 Form of Variable Annuity Application - Innovations Classic Select (form 272888) filed as Exhibit 5.17 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.18 Form of Variable Annuity Application - Endeavor Select (form 273400) filed as Exhibit 5.18 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.19 Form of Variable Annuity Application - WF Advantage Select et al (form 273632) filed as Exhibit 5.19 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.20 Form of Variable Annuity Application - Innovations Select (form 273635) filed as Exhibit 5.20 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.21 Form of Variable Annuity Application - EG New Solutions Select (form 273637) filed as Exhibit 5.21 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.22 Form of Variable Annuity Application - Innovations Classic Select (form 273638) filed as Exhibit 5.22 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.23 Form of Variable Annuity Application - Endeavor Select (form 273640) filed as Exhibit 5.23 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.24 Form of Variable Annuity Application - WF Advantage Select et al - RVSL (form 273969) filed as Exhibit 5.24 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.25 Form of Variable Annuity Application - WF Advantage Select et al - AEL (form 273969) filed as Exhibit 5.25 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.26 Form of Variable Annuity Application - Innovations Select - RVSL (form 273971) filed as Exhibit 5.26 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.27 Form of Variable Annuity Application - Innovations Select - AEL (form 273971) filed as Exhibit 5.27 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.28 Form of Variable Annuity Application - Innovations Classic Select - RVSL (form 273972) filed as Exhibit 5.28 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763 on or about Jan. 3, 2007, is incorporated herein by reference.

5.29 Form of Variable Annuity Application - Innovations Classic Select - AEL (form 273972) filed as Exhibit 5.29 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

5.30 Form of Variable Annuity Application - Endeavor Select et al - RVSL (form 273973) filed as Exhibit 5.30 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

5.31 Form of Variable Annuity Application - Endeavor Select et al - AEL (form 273973) filed as Exhibit 5.31 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006 filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.        Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.3 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit
          8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.4 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective

          Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139763, filed on or about April 24, 2007, is incorporated by reference.

8.6       Not applicable.

8.7 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.8 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as
          Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April XX, 2008 is incorporated by reference herein.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated November 29, 2006, by and among STI Classic Variable Trust and American enterprise Life Insurance Company filed as Exhibit 8.10 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139763, on or about Jan. 3, 2007, is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as
          Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit
          8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

8.13 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as
          Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as
          Exhibit 8.17 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

8.15 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.16 Form of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.17 Copy of Participation Agreement by and among Wells Fargo Variable Trust, RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributors, LLC dated Jan. 30, 2007, filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139762, on or about April 24, 2007, as incorporated by reference.

8.18 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.       None.

12.       Not applicable.

13.1 Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 2, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777 is incorporated by reference.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                        Position and Offices
Name                  Principal Business Address*          With Depositor
----                  ---------------------------   ----------------------------
Gumer C. Alvero                                     Director and Executive
                                                    Vice President - Annuities

Timothy V. Bechtold                                 Director and President

Kent M. Bergene                                     Vice President - Affiliated
                                                    Investments

Walter S. Berman                                    Vice President and Treasurer

Richard N. Bush                                     Senior Vice President -
                                                    Corporate Tax

Pat H. Carey                                        Vice President-Fund Relations

Charles R. Caswell                                  Reinsurance Officer

Jim Hamalainen                                      Vice President - Investments

Michelle M. Keeley                                  Vice President - Investments

Timothy J. Masek                                    Vice President - Investments

Brian J. McGrane                                    Director, Executive Vice
                                                    President and Chief Financial
                                                    Officer

Thomas W. Murphy                                    Vice President - Investments

Kevin E. Palmer                                     Director, Vice President and
                                                    Chief Actuary

Bridget M. Sperl                                    Director, Executive Vice
                                                    President - Client Service

David K. Stewart                                    Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ---------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Kentucky,Inc.       Kentucky
American Express Property Casualty Insurance Agency of Maryland,Inc.       Maryland
American Express Property Casualty Insurance Agency of Mississippi,Inc.    Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Capitive Insurance Company                                      Vermont
Ameriprise Capital Trust I                                                 Delaware
Ameriprise Capital Trust II                                                Delaware
Ameriprise Capital Trust III                                               Delaware
Ameriprise Capital Trust IV                                                Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Company                                               Wisconsin
Ameriprise Trust Company                                                   Minnesota
Boston Equity General Partner LLC                                          Delaware
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
IDS REO 1, LLC                                                             Minnesota
IDS REO 2, LLC                                                             Minnesota
Investors Syndicate Development Corporation                                Nevada
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets, Inc.                                                        Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource Service Corporation                                            Minnesota
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Threadneedle Asset Management Holdings Ltd.                                England

Item 27.  Number of Contract owners

     As of Feb. 29, 2008 there were 31,548 nonqualified contracts and 35,480 qualified contracts of contract holders.

Item 28.  Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business       Positions and Offices with
          Address*                       Underwriter
---------------------------   ---------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice
                              President-Asset Management,
                              Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and Chief
                              Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and
                              President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474




Item 29(c)

RiverSource Distributors, Inc., the principal underwriter during the Registrant's last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL     NET UNDERWRITING
UNDERWRITER           DISCOUNTS AND         COMPENSATION ON    BROKERAGE
COMPENSATION          COMMISSIONS           REDEMPTION         COMMISSIONS
RiverSource           $322,665,705          None               None           None
Distributors,
Inc.

Item 30.  Location of Accounts and Records

          RiverSource Life Insurance Company
          829 Ameriprise Financial Center
          Minneapolis, MN 55474

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 2008.

                           RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By RiverSource Life Insurance Company)
                                    (Sponsor)

                           By /s/  Timothy V. Bechtold*
                              --------------------------
                                   Timothy V. Bechtold
                                    President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2008.

Signature                                     Title


/s/  Gumer C. Alvero*                         Director and Executive Vice
- ------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
- ------------------------------------
     Timothy V. Bechtold

/s/  Brian J. McGrane*                        Director, Executive
- ------------------------------------          Vice President and
     Brian J. McGrane                         Chief Financial Officer

/s/  Kevin E. Palmer*                         Director, Vice President and
- -----------------------------------           Chief Actuary
     Kevin E. Palmer

/s/  Bridget M. Sperl*                        Executive Vice President -
- ------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                        Vice President and Controller
- ------------------------------------
     David K. Stewart

* Signed pursuant to Power of Attorney dated August 30, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777 and incorporated by reference, by:

/s/  Elisabeth A. Dahl
- ----------------------
     Elisabeth A. Dahl
     Assistant General Counsel

CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 4 TO REGISTRATION STATEMENT NO. 333-139763.

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

      The prospectuses for RiverSource Endeavor Select Variable Annuity and RiverSource Innovations Select Variable Annuity filed electronically with Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about April 24, 2008 are incorporated by reference into Part A of Post-Effective Amendment No. 4 to this Registration Statement.

      Supplements for RiverSource Endeavor Select Variable Annuity and RiverSource Innovations Select Variable Annuity

Part B.

      The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference.

Part C.

      Other Information.

      The signatures.

      Exhibits

                                  EXHIBIT INDEX

9.       Opinion of Counsel and Consent

10.      Consent of Independent Registered Public Accounting Firm